Earnings (loss) per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share and American Deposit Shares (ADS) amounts are calculated by dividing net income (loss) for the year attributable to all shareholders of the Company by the weighted average number of all shares or ADS outstanding during the year.
Diluted earnings per share and ADS amounts are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of shares or ADS outstanding during the year plus the weighted average number of shares or ADS that would be issued on the exercise of all the dilutive stock options and warrants, and upon vesting of restricted stock awards as well as conversion of convertible debt. Dilution is defined as a reduction of earnings per share or ADS or an increase of loss per share or ADS. As the exercise of all outstanding stock options and warrants as well as vesting as restricted stock awards and conversion of convertible debt, would decrease loss per ordinary share or ADS, they are considered to be anti-dilutive and excluded from the calculation of loss per ordinary share or ADS.

On November 29, 2019, the Company modified the ratio of shares per ADS from one share per ADS to four shares per ADS. Basic and diluted earnings (loss) per ADS presented below were retrospectively adjusted to give effect to the ADS ratio change of November 29, 2019 following which each ADS represents 4 ordinary shares.
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2017	2018	2019
	(in thousands, except share and per share data)
Profit (Loss)	$(26,160)	$(36,224)	$(36,697)
Weighted average number of shares outstanding for basic EPS	77,668,404	93,767,005	95,008,518
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	77,668,404	93,767,005	95,008,518
Basic earnings (loss) per share	$(0.34)	$(0.39)	$(0.39)
Diluted earnings (loss) per share	$(0.34)	$(0.39)	$(0.39)
ADS outstanding for basic and diluted earnings (loss) per ADS	19,417,101	23,441,751	23,752,130
Basic earnings (loss) per ADS	$(1.35)	$(1.55)	$(1.54)
Diluted earnings (loss) per ADS	$(1.35)	$(1.55)	$(1.54)